Leases - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Jan. 31, 2022
Leases
Operating lease cost	$ 1,078	$ 1,122	$ 2,143	$ 2,215
Short-term lease cost	150	53	299	170
Total operating lease cost	1,228	1,175	2,442	2,385
Operating cash outflows from operating leases included in measurement of lease liabilities	1,148	1,358	2,264	2,560
New ROU assets obtained in exchange for lease obligations	$ 122	$ 833	$ 346	$ 1,161
Weighted average remaining lease term (years)	2 years 10 months 24 days		2 years 10 months 24 days		3 years 3 months 18 days
Weighted average discount rate (%)	2.20%		2.20%		2.10%